Additional Information Required by the Argentine Central Bank - Additional Information (Detail) - ARS ($) $ in Thousands			12 Months Ended
	Apr. 01, 2024	Jan. 01, 2023	Dec. 31, 2024
Disclosure of additional information [line items]
Percentage of monthly contribution to deposit insurance fund			0.015%
Garantizar SGRs risk fund
Disclosure of additional information [line items]
Number of years contribution made to the fund			2 years
Electrigal SA
Disclosure of additional information [line items]
Equity investments, shares			1,222,406
Net insurance contracts
Disclosure of additional information [line items]
Insurance system to demand deposits and time deposits limits	$ 25,000	$ 6,000